CertAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

05055938

1-13270

RECD S.E.C.
JUL 5

July 25, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on July 25, 2005the American Stock Exchange LLC (the "Exchange") received from Flotek Industries, Inc., (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.0001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
AUG 01 2005
THOMSON FINANCIAL

cc: Herbert Scholl